UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund
The fund's portfolio
11/30/07 (Unaudited)

COMMON STOCKS (95.3%)(a)
	Shares	Value

Australia (2.6%)
Adelaide Brighton, Ltd.	1,504,653	$4,786,251
ARC Energy, Ltd. (NON) (S)	712,248	881,631
Caltex Australia, Ltd.	183,212	3,626,359
Challenger Financial Services Group, Ltd.	30,669	150,440
Flight Centre, Ltd.	438,398	11,325,822
Gloucester Coal, Ltd.	697,615	3,622,597
Just Group, Ltd.	429,890	2,010,653
Kingsgate Consolidated, Ltd. (NON)	123,019	533,120
MacArthur Coal, Ltd.	125,000	992,486
Perilya, Ltd.	1,783,559	4,739,064
Sunland Group, Ltd.	331,514	1,205,196
Tap Oil, Ltd. (NON)	450,945	996,428
Tower Australia Group, Ltd.	802,601	1,901,615
Virgin Blue Holdings, Ltd.	487,796	954,489
Wotif.com Holdings, Ltd.	852,416	4,385,517
Zinifex, Ltd.	1,084,621	13,938,680
		56,050,348

Austria (0.9%)
Andritz AG	166,204	10,264,709
Palfinger AG	167,644	7,691,628
		17,956,337

Belgium (0.8%)
Cumerio (S)	243,764	9,988,961
Gimv NV	43,887	3,204,366
Mobistar SA	1,961	172,454
Omega Pharma SA	65,494	4,605,615
Option NV (NON) (S)	8,210	70,049
		18,041,445

Bermuda (0.9%)
Aspen Insurance Holdings, Ltd.	261,514	7,531,603
Axis Capital Holdings, Ltd.	308,162	11,753,299
		19,284,902

Brazil (--%)
Gerdau SA (Preference)	22,413	635,201

Canada (9.7%)
Agrium, Inc.	161,093	9,239,347
Axcan Pharma, Inc. (NON)	31,500	712,590
Baytex Energy Trust	98,000	1,839,948
Biovail Corp.	611,800	9,298,040
Breakwater Resources, Ltd. (NON)	2,141,500	3,830,221
Canaccord Capital, Inc.	388,652	6,162,977
Canadian Western Bank	173,100	4,675,153
Centerra Gold, Inc. (NON)	246,800	2,498,086
CGI Group, Inc. (NON)	536,000	6,089,448
Corus Entertainment, Inc. Class B	20,429	1,011,448
Dundee Corp. Class A (NON)	9,300	204,436
Ensign Energy Services, Inc.	392,600	5,739,147
Focus Energy Trust	29,700	478,381
Gerdau Ameristeel Corp.	578,300	7,303,869
Home Capital Group, Inc.	118,900	4,722,497
Husky Injection Molding Systems, Ltd.	409,200	3,348,669
Imperial Metals Corp. (NON)	104,600	1,384,842
Inmet Mining Corp.	304,346	28,281,553
InnVest Real Estate Investment Trust (R)	35,400	377,770
International Forest Products Class A (NON)	201,600	1,051,511
Laurentian Bank of Canada	55,800	2,263,112
Leon's Furniture, Ltd.	72,500	941,747
Linamar Corp.	182,500	3,619,729
Lundin Mining Corp. (NON)	12,966	126,836
Melcor Devlopments, Ltd.	184,000	3,768,985
Methanex Corp.	818,636	24,294,054
Norbord, Inc.	657,016	4,890,857
Northbridge Financial Corp.	202,200	7,475,420
Northgate Minerals Corp. (NON)	2,198,400	6,809,592
Sino-Forest Corp. (NON)	205,300	4,512,990
SNC-Lavalin Group, Inc.	279,334	13,294,043
Stantec, Inc. (NON)	94,200	3,176,709
Taseko Mines, Ltd. (NON) (S)	715,400	3,355,226
Teck Cominco, Ltd. Class B	518,779	19,853,353
Transat A.T., Inc. Class A	41,640	1,563,580
Transat A.T., Inc. Class B	274,900	10,251,067
TSX Group, Inc.	6,300	338,858
West Fraser Timber Co., Ltd.	84,000	2,513,789
Yamana Gold, Inc.	20,416	264,176
Zargon Energy Trust	94,300	2,157,744
		213,721,800

Cayman Islands (0.1%)
United America Indemnity, Ltd. Class A (NON)	122,700	2,429,460

Denmark (1.0%)

Alm Brand A/S (NON)	47,550	2,828,079
Amagerbanken A/S	4,400	247,875
Biomar A/S	46,920	1,745,282
D/S Norden	36,330	3,936,433
East Asiatic Co., Ltd. A/S	177,759	12,177,425
Solar Holdings A/S Class B	8,800	1,114,143
Sydbank A/S	4,800	201,865
		22,251,102

Finland (1.0%)
Jaakko Poyry Group OYJ	162,374	4,158,601
Olvi Oyj Class A	1,316	46,011
Ramirent OYJ	167,928	2,870,508
Rautaruukki OYJ	309,773	14,634,228
		21,709,348

France (5.0%)
Affine SA	1,620	86,513
Air France-KLM	361,697	13,011,265
BioMerieux	4,079	445,393
Bonduelle SCA	12,114	1,513,156
Bongrain SA	1,669	198,826
Camaieu	4,576	1,888,547
Cap Gemini SA	125,876	7,328,253
Ciments Francais Class A	50,472	8,447,290
CNP Assurances	105,188	13,082,045
Compagnie Plastic-Omnium SA	20,773	1,231,252
Etam Developpement SA	25,231	1,277,625
Faiveley SA	45,129	3,015,674
Kaufman & Broad SA	140,338	7,599,233
Norbert Dentressangle	5,106	577,634
Publicis Group SA	20,268	737,106
Societe BIC SA	14,965	1,114,994
Technip SA	81,400	6,639,054
Thales SA	257,062	15,383,237
Valeo SA	62,060	3,133,456
Vallourec SA	74,837	21,169,884
		107,880,437

Germany (1.2%)
Altana AG	61,548	1,531,283
Bechtle AG	14,257	623,450
Continental AG	94,174	12,253,901
Deutsche Beteiligungs AG	22,965	767,972
Deutsche Boerse AG	7,727	1,449,971
Deutsche Lufthansa AG	230,694	6,229,101
ElringKlinger AG	11,075	1,177,368
Freenet AG	19,591	459,603
Fuchs Petrolub AG (Preference)	22,864	2,067,918
Hypo Real Estate Holding	5,144	272,748
Norddeutsche Affinerie AG	12,216	413,878
		27,247,193

Greece (1.1%)
Alfa-Beta Vassilopoulos SA	14,500	710,895
Attica Holdings SA	229,380	1,819,481
Babis Vovos International Construction SA (NON)	146,351	4,455,042
Lamda Development SA	385,675	7,721,476
Metka SA	143,110	3,388,763
Mytilineos Holdings SA	56,397	2,921,810
Sidenor SA	189,170	2,989,983
Titan Cement Co. SA	8,280	369,835
		24,377,285

Guernsey (0.5%)
Amdocs, Ltd. (NON)	334,475	11,067,778

Hong Kong (2.1%)
ASM Pacific Technology	22,500	159,619
Beijing Enterprises Holdings, Ltd.	644,000	3,247,777
Chaoda Modern Agriculture	4,145,175	3,975,925
CNPC Hong Kong, Ltd.	6,160,000	4,246,310
Dah Sing Financial Group	37,200	332,913
Hang Lung Group, Ltd.	60,000	343,147
Industrial & Commercial Bank of China	1,828,000	4,334,601
Midland Holdings, Ltd.	4,934,000	7,367,776
Orient Overseas International, Ltd.	1,401,660	10,856,483
SmarTone Telecommunications Holdings, Ltd.	1,693,500	1,635,501
Truly International Holdings	434,000	1,105,714
VTech Holdings, Ltd.	43,000	382,385
Wheelock and Co., Ltd.	830,000	2,688,351
Wing Lung Bank	488,800	5,183,446
		45,859,948

India (0.4%)
Canara Bank	210,386	1,443,725
Satyam Computer Services., Ltd.	25,643	285,475
Tata Iron & Steel Co., Ltd.	229,161	4,771,461
Tata Steel, Ltd. (Rights) (F)(NON)	126,304	1,675,871
Tata Steel, Ltd. (Pfd. Rights) (F)(NON)	568,369	507,185
		8,683,717

Ireland (0.5%)
DCC PLC	71,852	1,786,801

FBD Holdings PLC	59,067	1,751,367
Paddy Power PLC	250,234	7,873,675
		11,411,843

Italy (3.7%)
Azimut Holding SpA	40,478	575,808
Banco di Desio e della Brianza SpA	287,289	3,010,404
Compagnie Industriali Riunite (CIR) SpA	2,851,806	10,319,271
Credito Emiliano SpA	35,248	467,106
Cremonini SpA	367,615	1,145,950
Danieli & Co. SpA	280,744	9,162,375
Ergo Previdenza SpA	223,664	1,170,213
Fondiaria-Sai SpA	3,922	117,667
Italcementi SpA	35,578	737,289
Merloni Electtrodomestici SpA	582,888	9,810,151
Milano Assicurazioni SpA	1,518,000	11,157,951
Navigazione Montanari SpA	462,128	1,927,524
Pirelli & C Real Estate SpA	4,169	172,668
Premafin Finanziaria SpA	376,500	1,085,485
Recordati SpA	424,009	4,017,978
Sai-Soc Assicuratrice Industriale SpA (SAI)	277,450	12,120,535
Trevi Finanziaria SpA	96,476	1,694,312
Unipol SpA	3,147,500	12,206,871
		80,899,558

Japan (23.7%)
ABC-Mart, Inc.	129,200	2,881,845
ADEKA Corp.	28,800	305,119
Aderans Co., Ltd.	12,600	200,634
Aeon Fantasy Co., Ltd.	114,700	2,884,601
Aica Kogyo Co., Ltd.	15,000	143,173
Airport Facilities Co., Ltd.	166,900	1,125,865
Alpine Electronics, Inc.	19,600	332,873
Aplus Co., Ltd. (NON)	117,500	92,858
Ardepro Co., Ltd.	5,418	1,581,821
Asahi Industries Co., Ltd.	643	915,205
Asahi Soft Drinks Co., Ltd.	248,000	4,775,679
ASKUL Corp.	168,900	4,005,337
Axell Corp.	62	173,498
BML, Inc.	138,700	2,054,829
Brother Industries, Ltd.	1,136,000	15,982,384
Canon Electronics, Inc.	181,400	4,230,957
Canon Sales Co., Inc.	630,300	12,861,023
Capcom Co., Ltd.	642,800	17,316,404
Century Leasing System, Inc.	242,800	2,151,346
Chiyoda Co., Ltd.	119,600	2,025,208
Chiyoda Integre Co., Ltd.	41,500	678,867
Chori Co., Ltd. (NON)	313,000	335,672
Chubu Steel Plate Co., Ltd.	121,500	1,032,720
Circle K Sunkus Co., Ltd.	65,000	949,135
Cleanup Corp.	36,100	255,952
Daiichi Sankyo Co., Ltd.	418,800	13,093,141
Daiichikosho Co., Ltd.	322,700	3,684,995
Daishinku Corp.	234,000	1,356,227
Daiwa Industries, Ltd.	1,259,000	7,551,036
Data Communication System Co., Ltd.	43,800	800,373
Diamond Lease Co., Ltd.	57,930	2,044,009
Doutor Nichires Holdings Co., Ltd. (NON)	286,100	4,623,318
Eighteenth Bank, Ltd. (The)	48,000	174,855
ESPEC Corp.	21,600	146,672
FamilyMart Co., Ltd.	10,000	295,923
Fancl Corp.	29,100	358,286
FCC Co., Ltd.	171,500	3,157,261
Foster Electric Co., Ltd.	269,800	7,888,522
Fuji Machine Manufacturing Co., Ltd.	173,200	4,210,411
Fujicco Co., Ltd.	58,000	628,287
Future System Consulting Corp. (S)	3,551	2,148,723
Fuyo General Lease Co., Ltd.	227,510	6,710,888
H.I.S. Co., Ltd.	26,800	519,463
Hachijuni Bank, Ltd. (The)	34,000	269,669
Happinet Corp.	3,000	40,674
Higashi-Nippon Bank, Ltd. (The)	7,000	25,292
Hisamitsu Pharmaceutical Co., Inc.	371,900	11,197,416
Hitachi Construction Machinery Co., Ltd.	12,400	446,376
Hitachi Systems & Services, Ltd.	63,700	1,389,162
Hokuetsu Bank, Ltd. (The)	548,000	1,329,277
Hosiden, Corp.	25,400	428,624
Ichiyoshi Securities Co., Ltd.	20,400	225,495
Icom, Inc.	35,100	964,742
Japan Aviation Electronics Industry, Ltd.	209,000	3,155,276
Japan Business Computer Co., Ltd.	13,900	124,555
JFE Shoji Holdings, Inc.	37,000	241,680
Joint Corp.	59,900	1,480,823
Juroku Bank, Ltd. (The)	24,000	148,159
Kaga Electronics Co., Ltd.	73,600	1,086,335
Kaken Pharmaceutical Co., Ltd.	35,000	240,778
Kaneka Corp.	1,067,000	8,782,075
Kansai Paint Co., Ltd.	46,000	342,013
Keihin Corp.	578,800	10,793,572
Keiyo Bank, Ltd. (The)	32,000	198,424
Kenwood Corp. (S)	4,255,000	5,350,677
Kimoto Co., Ltd.	234,100	1,472,947
Kintetsu World Express, Inc.	115,200	4,352,913
KK DaVinci Advisors (NON)	11,372	11,369,145
Koa Corp.	112,900	967,043
Kobayashi Pharmaceutical Co., Ltd.	18,500	662,339

Kumagai Gumi Co., Ltd.	2,090,000	2,601,881
Lasertec Corp.	199,900	3,647,240
Lawson, Inc.	216,200	7,874,605
Lintec Corp.	16,000	254,331
Maeda Road Construction Co., Ltd.	420,000	3,469,739
Mars Engineering Corp. (S)	210,200	2,805,721
Meiko Network Japan Co., Ltd.	145,400	874,798
Mikuni Coca-Cola Bottling Co., Ltd.	37,500	425,567
Mitsubishi Chemical Holdings Corp.	16,490	131,998
Mitsui High-Tec, Inc.	242,100	2,590,941
Mochida Pharmaceutical Co., Ltd	483,000	4,869,502
Moshi Moshi Hotline, Inc.	60,050	3,242,610
NGK Spark Plug Co., Ltd.	420,000	7,444,585
Nifco, Inc.	350,600	8,612,578
Nihon Kohden Corp.	401,800	9,555,057
Nikkiso Co., Ltd.	217,000	1,822,351
Nippon Kanzai Co., Ltd.	38,300	1,105,278
Nippon Seiki Co., Ltd.	13,100	282,975
Nippon Seisen Co., Ltd.	70,000	349,314
Nippon Shinyaku Co., Ltd.	99,000	983,824
Nippon Thompson Co., Ltd.	128,000	952,822
Nissan Diesel Motor Co., Ltd. (F) (S)	43,000	206,217
Nissin Kogyo Co., Ltd.	575,600	13,310,031
Nittetsu Mining Co., Ltd.	218,000	1,599,793
Nitto Kohki Co., Ltd.	37,700	758,996
Noritake Co., Ltd.	276,000	1,208,293
Noritsu Koki Co., Ltd.	103,000	2,086,077
Okinawa Cellular Telephone Co.	50	132,608
Ono Pharmaceutical Co., Ltd.	156,600	7,981,543
Onward Kashiyama Co., Ltd.	692,000	7,510,680
Optex Co., Ltd.	1,900	29,724
Osaka Steel Co., Ltd.	144,800	1,995,657
Otsuka Kagu, Ltd.	83,300	1,330,571
Pacific Metals Co., Ltd.	1,151,000	11,623,385
Pal Co., Ltd. (S)	7,300	177,174
Point, Inc. (S)	193,700	10,161,299
RECRM RESEARCH Co., Ltd.	390	394,656
Ricoh Leasing Co., Ltd.	223,800	5,229,402
Riso Kagaku Corp.	36,200	618,475
San-Ai Oil Co., Ltd.	299,000	1,154,959
Sanei-International Co., Ltd. (S)	494,400	11,167,718
Sankyo Co., Ltd.	262,500	11,834,560
Santen Pharmaceutical Co., Ltd.	524,600	12,834,248
Seikagaku Corp.	251,000	2,945,976
Shimano, Inc.	134,500	5,072,516
Shin-Estu Polymer Co., Ltd.	50,300	379,261
Shinkawa, Ltd.	70,500	1,064,281
Shinko Shoji Co., Ltd.	120,600	1,394,667
Shinwa Co., Ltd.	13,299	234,390
Shizuoka Gas Co., Ltd.	86,500	437,780
Showa Corp.	324,000	2,754,874
Sinanen Co., Ltd.	70,000	340,852
SMK Corp.	92,000	768,584
SNT Corp.	25,200	164,886
Stanley Eelctric Co., Ltd.	547,100	13,468,485
Sugi Pharmacy Co., Ltd.	295,600	8,814,946
Sumitomo Real Estate Sales Co., Ltd.	3,200	181,483
Suruga Bank, Ltd. (The)	23,000	293,756
Tachi-S Co., Ltd.	54,600	422,988
Taiyo Ink Manufacturing Co., Ltd.	141,400	4,341,122
Takamatsu Corp.	41,300	614,309
Tamron Co., Ltd.	141,100	4,218,971
Tanabe Seiyaku Co., Ltd.	1,300,000	12,480,372
Toa Corp.	140,000	1,148,917
Tokai Rika Co., Ltd.	363,200	10,995,408
Tokai Rubber Industries, Inc.	92,000	1,518,621
Tokai Tokyo Securities Co., Ltd.	3,170,000	15,377,796
Token Corp.	82,720	3,230,676
Tokyo Leasing Co., Ltd.	41,000	392,360
Tokyo Steel Manufacturing Co., Ltd.	45,800	587,698
Tokyo Tekko Co., Ltd.	477,000	2,257,706
Tokyu Livable, Inc.	13,200	184,546
Toppan Forms Co., Ltd.	47,300	457,129
Toshiba TEC Corp.	918,000	6,161,122
Toyo Securities Co., Ltd.	1,623,000	7,944,089
Toyo Suisan Kaisha, Ltd.	200,000	3,751,612
Toyota Auto Body Co., Ltd.	67,300	1,112,723
Trend Micro, Inc.	4,000	161,467
Uni-Charm Corp.	8,000	517,762
Urban Corp.	780,300	12,675,734
Watabe Wedding Corp.	600	7,967
Wowow, Inc.	316	531,870
Yamato Kogyo Co., Ltd.	309,300	13,226,676
Yamazen Corp.	246,000	1,302,404
Yoshimoto Kogyo Co., Ltd.	169,000	2,344,361
Yuasa Trading Co., Ltd.	855,000	1,241,249
Zuken, Inc.	38,500	418,303
		520,957,354

Liechtenstein (--%)
Verwalt & Privat-Bank AG	2,441	603,882

Malaysia (0.1%)
Tanjong PLC	390,000	1,983,827

Netherland Antilles (0.2%)

Orthofix International NV (NON)	84,100	4,912,281

Netherlands (2.3%)
Arcadis NV	128,004	9,078,199
Beter BED Holdings NV	123,224	3,273,141
Corio NV	4,763	403,879
Eurocommercial Properties NV CVA (Commanditaire
Vennootschap op Aandelen) (R)	6,596	360,838
Hunter Douglas NV	147,852	10,795,268
Koninklijke Boskalis Westminster NV	140,941	8,469,329
Koninklijke DSM NV	19,666	978,848
Macintosh Retail Group NV	60,383	2,032,522
SNS Reaal	387,471	8,619,370
Wavin NV	556,813	7,334,062
		51,345,456

New Zealand (--%)
Fletcher Building, Ltd.	53,620	483,670

Norway (2.3%)
ABG Sundal Collier ASA	903,000	2,118,991
Acta Holding ASA	1,169,600	4,855,828
Aker Yards AS	242,710	3,745,863
EDB Business Partner ASA	155,600	1,207,747
Petroleum Geo-Services ASA	281,400	8,076,427
Sparebank 1 SR Bank	395,232	4,530,268
Sparebanken Midt-Norge	168,302	2,202,548
Sparebanken Nord-Norge	35,765	768,251
Tandberg ASA	431,310	9,692,972
TGS Nopec Geophysical Co. ASA (NON)	650,900	8,952,974
Veidekke ASA	373,000	3,416,984
		49,568,853

Portugal (0.1%)
Jeronimo Martins, SGPS, SA	388,565	3,121,970

Singapore (1.7%)
Ascendas Real Estate Investment Trust (R)	109,000	176,063
Datacraft Asia, Ltd.	560,000	662,732
Guocoland, Ltd.	45,000	159,101
Ho Bee Investment, Ltd.	10,697,000	10,976,683
Hong Leong Asia, Ltd.	587,000	1,385,389
Kim Eng Holdings, Ltd.	390,000	608,506
KS Energy Services, Ltd.	1,138,000	2,590,273
Marco Polo Developments, Ltd.	190,000	283,102
MobileOne Asia, Ltd.	2,283,500	3,175,079
Neptune Orient Lines, Ltd.	3,799,000	11,022,354
Rotary Engineering, Ltd.	600,000	523,373
SembCorp Industries, Ltd.	211,820	823,895
UMS Holdings, Ltd.	2,055,000	512,631
Unisteel Technology, Ltd.	1,182,500	1,400,082
Wing Tai Holdings, Ltd.	1,680,000	3,053,345
		37,352,608

South Korea (3.6%)
Amorepacific Corp.	338	61,562
Binggrae Co., Ltd.	101,690	4,262,069
Cheil Communications, Inc.	25,989	7,465,014
Daeduck Electronics Co.	47,570	298,422
Daegu Bank	29,890	472,411
Daewoong Pharmaceutical Co., Ltd.	3,150	318,617
Dong Wha Pharmaceutical Industrial Co., Ltd.	3,460	230,273
Hanjin Shipping	9,550	450,592
Honam Petrochemical, Corp.	108,347	14,253,475
Hyundai Heavy Industries Co., Ltd.	7,680	3,947,927
Hyundai Marine & Fire Insurance Co.	85,790	1,919,842
Hyundai Mipo Dockyard	1,642	573,029
Hyundai Steel Co.	138,010	11,754,867
Jeonbuk Bank	18,793	170,563
Korea Investment Holdings Co., Ltd.	3,680	291,099
Kwang Dong Pharmaceutical Co., Ltd.	324,360	1,422,401
LG Chemical, Ltd.	154,587	16,548,694
LG Home Shopping, Inc.	47,556	3,770,064
LG Telecom, Ltd. (NON)	25,999	278,418
LS Industrial Systems Co., Ltd.	85,900	5,472,909
NHN Corp. (NON)	2,367	675,832
Pusan Bank	22,520	353,377
Samsung Heavy Industries Co., Ltd.	75,290	3,480,453
		78,471,910

Spain (1.8%)
Acerinox SA	20,045	540,660
Bolsas y Mercados Espanoles	11,553	826,285
Campofrio Alimentacion SA (NON)	26,613	401,166
Cia de Distribucion Integral Logista SA	111,889	8,662,351
Dinamia (NON)	9,699	353,869
Duro Felguera SA	269,449	3,485,953
Fomento de Construcciones y Contratas SA	28,811	2,435,023
Gestevision Telecinco SA	552,352	14,930,541
Iberia Lineas Aereas de Espana SA	104,145	490,780
Indra Sistemas SA Class A	10,822	295,379
Tubos Reunidos SA	607,868	4,803,920
Viscofan SA	110,998	2,587,758
		39,813,685

Sweden (3.0%)
AddTech AB Class B	57,300	1,085,363
Boss Media AB	305,000	649,343
Carnegie AB	16,200	312,563
Intrum Justita AB	263,000	4,487,633
JM AB	405,316	8,343,621
KappAhl Holding AB	713,300	8,486,349
Peab AB	1,079,300	10,855,514
Saab AB Class B	130,400	2,679,242
Seco Tools AB Class B	602,300	10,182,905
Skanska AB Class B	597,212	11,616,091
SKF AB Class B	147,886	2,610,230
Ssab Svenskt Stal AB Class A	8,000	219,787
Ssab Svenskt Stal AB Class B	149,400	3,730,322
Swedish Match AB	48,536	1,120,704
		66,379,667

Switzerland (4.7%)
Actelion NV (NON)	342,549	15,191,751
Addax Petroleum Corp.	280,900	12,099,919
Baloise Holding AG Class R	141,851	13,710,925
Bank Sarasin & Cie AG Class B	574	2,730,916
Banque Cantonale Vaudoise (BCV)	25,867	12,180,914
Bell Holding AG	291	472,219
Bellevue Group AG	17,726	1,348,104
Charles Voegele Holding AG (NON)	35,877	3,109,255
Daetwyler Holding AG	1,200	81,712
Forbo Holding AG (NON)	13,998	8,417,616
Geberit International AG	63,552	8,756,103
George Fischer AG (NON)	15,947	10,506,292
Helvetia Patria Holding	23,132	7,773,399
Huber & Suhner AG	34,608	2,148,463
Kuehne & Nagel International AG	6,357	654,364
Logitech International SA (NON)	9,476	322,794
Motor Columbus, Ltd.	865	403,524
Rieter Holding AG	945	470,494
Tecan Group AG	12,644	783,821
Vontobel Holding AG	35,050	1,720,264
Zehnder Group AG Class B	765	1,252,224
		104,135,073

Taiwan (2.3%)
Altek Corp.	260,036	383,921
ChipMOS TECHNOLOGIES (Bermuda), Ltd. (NON) (S)	20,522	104,047
Compal Electronics, Inc.	7,502,325	8,686,730
Faraday Technology Corp.	69,972	182,608
G-Shank Enterprise Co., Ltd.	13,440	17,567
Greatek Electronics, Inc.	7,556,766	10,284,060
Hung Poo Real Estate Development Corp.	937,280	775,908
Micro-Star International Co., Ltd.	3,433,024	3,035,647
Novatek Microelectronics Corp., Ltd.	18,673	73,798
Phoenixtec Power Co., Ltd.	486,000	455,814
Quanta Storage, Inc.	1,458,121	1,976,774
Sincere Navigation	2,948,200	5,617,259
U-Ming Marine Transport Corp.	6,878,000	18,390,935
		49,985,068

United Kingdom (18.0%)
888 Holdings PLC	1,151,549	3,197,172
Aberdeen Asset Management PLC	96,246	331,549
Alexon Group PLC	2,249,601	5,921,958
Amlin PLC	2,392,191	15,189,821
Antofagasta PLC	1,613,110	25,329,281
Atkins (WS) PLC	16,941	421,574
Aveva Group PLC	112,523	2,189,184
Beazley Group PLC	7,532	25,520
Berkeley Group Holdings PLC (NON)	645,227	18,710,331
Bespak PLC	198,724	2,513,479
Bradford & Bingley PLC (S)	62,464	386,354
Brit Insurance Holdings PLC	1,868,096	9,854,541
British Airways PLC (NON)	1,261,783	8,855,379
British Energy Group PLC	229,000	2,463,128
British Polythene Industries	13,847	78,314
Cattles PLC	1,358,458	8,430,306
Chaucer Holdings PLC	3,099,013	6,437,164
Close Brothers Group PLC	740,924	13,729,297
Daily Mail and General Trust Class A	728,328	8,328,209
Dana Petroleum PLC (NON)	397,687	10,836,951
Davis Service Group PLC	946,749	10,290,330
De La Rue PLC	529,531	9,496,372
DTZ Holdings PLC	165,574	1,110,094
Electronics Boutique PLC	414,866	1,680,830
Erinaceous Group PLC	495,842	86,475
French Connection Group PLC	134,317	303,169
Friends Provident PLC	2,095,142	6,751,998
Galiform PLC (NON)	3,753,813	7,237,586
Greggs PLC	2,445	240,005
Halfords Group PLC	121,501	777,748
Hardy Underwriting Group PLC	50,870	292,934
Henderson Group PLC	111,960	330,994
Hiscox, Ltd.	1,227,310	6,739,309
Holidaybreak PLC	117,217	1,605,516
ICAP PLC	16,760	237,661
Imperial Chemical Industries PLC	15,499	212,289

Investec PLC			171,586	1,836,760
Investec PLC			151,155	1,604,973
James Halstead PLC			3,610	43,024
Keller Group PLC			214,254	3,582,361
Kier Group PLC			261,544	8,633,157
Latchways PLC			7,500	143,756
Liontrust Asset Management PLC			103,155	700,090
London Scottish Bank PLC			864,887	1,396,300
Lookers PLC			716,856	1,887,086
Man Group PLC			960,604	10,984,215
McBride PLC			180,959	587,083
Micro Focus International PLC			50,000	287,924
Mitie Group			737,700	4,175,966
National Express Group PLC			562,839	13,705,211
Next PLC			328,078	11,740,219
Paragon Group Cos.			45,432	131,043
RAB Capital PLC (S)			2,687,377	4,739,282
Regus Group PLC			3,268,956	5,512,807
Rentokil Initial PLC			68,761	213,252
Resolution PLC			166,153	2,419,309
RPC Group PLC			258,559	1,238,983
Savills PLC			953,606	6,202,251
Severfield-Rowen PLC			380,968	3,964,504
Shire PLC			883,530	21,132,498
Sportingbet PLC (NON)			2,663,676	2,670,582
St. Ives PLC			2,408,272	12,344,984
St. James's Place PLC			1,232,742	7,719,858
Taylor Nelson Sofres PLC			154,861	640,955
Travis Perkins PLC			308,578	8,440,466
Tullow Oil PLC			1,934,187	26,691,367
Vedanta Resources PLC			168,692	7,993,313
Vitafort International CP			18,496	451,902
Vitec Group PLC			745,259	8,767,042
Weir Group PLC (The)			483,922	7,787,706
William Hill PLC			1,378,618	14,672,500
Wolfson Microelectronics PLC (NON)			8,263	40,190
				395,705,741

Total common stocks (cost $1,694,509,586)				$2,094,328,747

WARRANTS (0.0%)(a)(NON) (cost $16,381)
	Expiration date	Strike Price	Warrants	Value

Industrial and Commercial Bank of China, Ltd.	11/06/08	HKD 20.00	203,111	$35,218

SHORT-TERM INVESTMENTS (3.9%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			60,707,731	$60,707,731
Short-term investments held as collateral for loaned
securities with yields ranging from 3.20% to 5.44% and
due dates ranging from December 3, 2007 to
January 29, 2008 (d)			$20,951,534	20,938,044
U.S. Treasury Bills for effective yields ranging from
2.92% to 4.05%, March 27, 2008 (SEG)			4,435,000	4,378,915

Total short-term investments (cost $86,032,933)				$86,024,690

TOTAL INVESTMENTS

Total investments (cost $1,780,558,900) (b)				$2,180,388,655

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/07 (aggregate face value $814,096,368) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$188,043,287	$189,946,410	1/16/08	$(1,903,123)
British Pound	50,974,896	50,776,291	12/19/07	198,605
Canadian Dollar	23,241,496	23,604,492	1/16/08	(362,996)
Euro	420,673,226	397,914,156	12/19/07	22,759,070
Japanese Yen	55,409,233	56,528,733	2/20/08	(1,119,500)
Norwegian Krone	47,377,698	48,023,835	12/19/07	(646,137)
Swedish Krona	6,923,742	7,031,758	12/19/07	(108,016)
Swiss Franc	41,991,130	40,270,693	12/19/07	1,720,437

Total				$20,538,340

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/07 (aggregate face value $712,763,638) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$21,759,360	$21,936,125	1/16/08	$176,765
British Pound	92,546,106	92,955,268	12/19/07	409,162
Canadian Dollar	130,908,686	132,968,928	1/16/08	2,060,242
Euro	68,439,949	68,462,681	12/19/07	22,732
Hong Kong Dollar	36,562,402	36,624,628	2/20/08	62,226
Japanese Yen	298,170,901	290,274,223	2/20/08	(7,896,678)
Norwegian Krone	5,466,733	5,521,304	12/19/07	54,571
Swedish Krona	49,530,192	49,053,616	12/19/07	(476,576)
Swiss Franc	15,249,290	14,966,865	12/19/07	(282,425)

Total				$(5,869,981)

FUTURES CONTRACTS OUTSTANDING at 11/30/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Dow Jones Euro Stoxx 50 Index (Long)	305	$19,671,416	Dec-07	$666,725
New Financial Times Stock Exchange 100 Index (Long)	72	9,568,619	Dec-07	346,081
Russell 2000 Index Mini (Long)	277	21,312,380	Dec-07	274,996
SPI 200 Index (Long)	76	11,009,150	Dec-07	267,422

Total				$1,555,224

NOTES

(a) Percentages indicated are based on net assets of $2,198,072,922.

(b) The aggregate identified cost on a tax basis is $1,780,826,479, resulting in gross unrealized appreciation and depreciation of $535,188,385 and $135,626,209, respectively, or net unrealized appreciation of $399,562,176.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2007, the value of securities loaned amounted to $19,603,276. Certain of these securities were sold prior to period-end. The fund received cash collateral of $20,938,044 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $776,158 for the period ended November 30, 2007. During the period ended November 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $284,839,751 and $257,858,890, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2007.

At November 30, 2007, liquid assets totaling $116,001,624 have been designated as collateral for open forward commitments.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments:

Putnam New Value Fund
The fund's portfolio
11/30/07 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and Defense (1.0%)
Lockheed Martin Corp.	154,400	$17,087,448

Airlines (0.7%)
AMR Corp. (NON) (S)	581,900	12,324,642

Automotive (2.8%)
Ford Motor Co. (NON) (S)	4,219,700	31,689,947
Harley-Davidson, Inc.	374,000	17,959,480
		49,649,427

Banking (5.1%)
Bank of America Corp.	1,146,400	52,883,432
PNC Financial Services Group	495,700	36,290,197
		89,173,629

Beverage (2.2%)
Molson Coors Brewing Co. Class B (S)	197,400	10,628,016
Pepsi Bottling Group, Inc. (The) (S)	648,300	27,662,961
		38,290,977

Building Materials (0.6%)
Masco Corp. (S)	435,000	9,744,000

Chemicals (2.6%)
Huntsman Corp.	362,600	9,195,536
Rohm & Haas Co. (S)	676,645	36,789,189
		45,984,725

Computers (1.5%)
Dell, Inc. (NON)	345,000	8,466,300
Hewlett-Packard Co.	338,700	17,327,892
		25,794,192

Conglomerates (2.8%)
Honeywell International, Inc.	318,500	18,033,470
Textron, Inc.	266,638	18,411,354
Tyco International, Ltd. (Bermuda)	303,300	12,171,429
		48,616,253

Consumer Finance (3.3%)
Capital One Financial Corp.	693,000	36,943,830
Countrywide Financial Corp.	1,909,999	20,666,189
		57,610,019

Consumer Goods (1.5%)
Clorox Co.	407,369	26,430,101

Consumer Services (0.8%)
Service Corporation International (S)	1,110,700	14,750,096

Containers (0.8%)
Crown Holdings, Inc. (NON)	574,600	14,744,236

Electric Utilities (6.7%)
Edison International	659,300	36,907,614
FirstEnergy Corp.	302,200	20,718,832
PG&E Corp.	834,500	38,612,315
Sierra Pacific Resources	1,207,600	20,770,720
		117,009,481

Electrical Equipment (0.9%)
WESCO International, Inc. (NON) (S)	393,700	15,936,976

Electronics (1.1%)
Tyco Electronics, Ltd. (Bermuda)	515,600	19,278,284

Energy (0.9%)
Global Industries, Ltd. (NON) (S)	744,800	16,512,216

Financial (10.1%)
AMBAC Financial Group, Inc.	693,600	18,886,728
Citigroup, Inc.	1,594,000	53,080,200
Fannie Mae	400,400	15,383,368
JPMorgan Chase & Co.	1,218,500	55,587,970
MGIC Investment Corp.	752,600	17,701,152
PMI Group, Inc. (The)	722,500	9,558,675
Radian Group, Inc.	636,300	7,215,642

		177,413,735

Food (1.0%)
Kraft Foods, Inc. Class A (S)	503,619	17,400,036

Health Care Services (3.5%)
Aetna, Inc.	243,000	13,578,840
McKesson Corp.	316,600	21,126,718
UnitedHealth Group, Inc.	494,200	27,181,000
		61,886,558

Homebuilding (0.5%)
Lennar Corp. (S)	587,600	9,307,584

Household Furniture and Appliances (1.1%)
Whirlpool Corp. (S)	233,400	18,896,064

Insurance (6.9%)
ACE, Ltd. (Bermuda)	498,100	29,801,323
Chubb Corp. (The)	983,892	53,671,309
Genworth Financial, Inc. Class A	1,417,600	37,197,824
		120,670,456

Investment Banking/Brokerage (3.9%)
Bear Stearns Cos., Inc. (The)	340,200	33,917,940
Morgan Stanley	640,100	33,746,072
		67,664,012

Lodging/Tourism (1.0%)
Carnival Corp. (S)	383,600	17,308,032

Medical Technology (1.3%)
Boston Scientific Corp. (NON)	684,900	8,650,287
Covidien, Ltd.	348,400	13,974,324
		22,624,611

Metals (2.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B	178,700	17,678,791
Nucor Corp.	498,100	29,492,501
		47,171,292

Oil & Gas (12.4%)
BP PLC ADR (United Kingdom)	174,800	12,714,952
ConocoPhillips	498,600	39,907,944
Exxon Mobil Corp.	870,100	77,578,116
Marathon Oil Corp.	646,800	36,156,120
Occidental Petroleum Corp.	494,200	34,480,334
Valero Energy Corp.	269,000	17,503,830
		218,341,296

Pharmaceuticals (3.1%)
Pfizer, Inc.	1,753,700	41,667,912
Watson Pharmaceuticals, Inc. (NON) (S)	462,000	13,541,220
		55,209,132

Photography/Imaging (0.5%)
Xerox Corp. (S)	538,000	9,081,440

Publishing (0.8%)
Idearc, Inc.	763,365	14,442,866

Railroads (1.0%)
Norfolk Southern Corp.	340,600	17,442,126

Regional Bells (3.1%)
Verizon Communications, Inc. (S)	1,268,600	54,816,206

Retail (4.4%)
Big Lots, Inc. (NON) (S)	816,608	15,246,071
Home Depot, Inc. (The)	781,400	22,316,784
Staples, Inc.	891,400	21,126,180
Supervalu, Inc.	454,500	19,029,915
		77,718,950

Schools (0.6%)
Career Education Corp. (NON) (S)	355,500	10,213,515

Software (0.5%)
Oracle Corp. (NON)	447,600	9,032,568

Telecommunications (1.6%)
Embarq Corp. (S)	157,500	8,024,625
Sprint Nextel Corp. (S)	1,336,200	20,737,824
		28,762,449

Tobacco (2.7%)
Altria Group, Inc. (S)	612,200	47,482,232

Toys (1.0%)
Mattel, Inc. (S)	868,900	17,360,622

Waste Management (0.9%)
Waste Management, Inc.	475,800	16,329,456

Total common stocks (cost $1,605,183,685)		$1,755,511,940

SHORT-TERM INVESTMENTS (10.3%)(a)
	Principal
	amount/shares	Value

Interest in $200,000,000 joint tri-party repurchase
agreement dated November 30, 2007 with UBS Securities,
LLC due December 3, 2007 with respect to various U.S.
Government obligations -- maturity value of $8,456,233
for an effective yield of 4.59% (collateralized
by Fannie Mae securities with coupon rates ranging from
4.00% to 15.50% and due dates ranging from
March 1, 2009 to June 1, 2047 valued at $204,001,032)	$8,453,000	$8,453,000
Short-term investments held as collateral for loaned
securities with yields ranging from 4.40% to 5.44% and
due dates ranging from December 3, 2007 to
January 29, 2008 (d)	171,258,245	170,792,630
Putnam Prime Money Market Fund (e)	1,789,003	1,789,003

Total short-term investments (cost $181,034,633)		$181,034,633

TOTAL INVESTMENTS

Total investments (cost $1,786,218,318) (b)		$1,936,546,573

NOTES

(a) Percentages indicated are based on net assets of $1,757,920,399.

(b) The aggregate identified cost on a tax basis is $1,796,815,519, resulting in gross unrealized appreciation and depreciation of $344,830,874 and $205,099,820, respectively, or net unrealized appreciation of $139,731,054.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2007, the value of securities loaned amounted to $165,008,806. The fund received cash collateral of $170,792,630, which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $110,130 for the period ended November 30, 2007. During the period ended November 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $132,991,460 and $141,613,663, respectively.

(S) Securities on loan, in part or in entirety, at November 30, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 29, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund
The fund's portfolio
11/30/07 (Unaudited)

COMMON STOCKS (100.4%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Nu Skin Enterprises, Inc. Class A	244,575	$4,326,532

Aerospace and Defense (2.0%)
DRS Technologies, Inc. (S)	69,400	4,109,174
Innovative Solutions & Support, Inc. (NON) (S)	222,950	3,172,579
Teledyne Technologies, Inc. (NON)	57,000	3,090,540
		10,372,293

Airlines (1.0%)
SkyWest, Inc. (S)	197,200	5,188,332

Automotive (1.5%)
American Axle & Manufacturing Holdings, Inc. (S)	122,500	2,832,200
ArvinMeritor, Inc.	156,500	1,582,215
Snap-On, Inc.	69,900	3,416,712
		7,831,127

Banking (6.2%)
BancTec, Inc. 144A (NON) (F)	482,500	2,895,000
BankUnited Financial Corp. Class A	182,300	1,454,754
City Holding Co.	93,700	3,371,326
Colonial Bancgroup, Inc.	183,500	2,921,320
Columbia Banking Systems, Inc.	113,200	3,487,692
East West Bancorp, Inc.	99,800	2,689,610
FirstFed Financial Corp. (NON)	62,500	2,188,750
Hanmi Financial Corp.	218,600	2,096,374
PFF Bancorp, Inc.	214,900	2,020,060
Provident Bankshares Corp.	115,240	2,702,378
Renasant Corp.	26,300	513,113
Sterling Bancshares, Inc.	310,700	3,834,038
Webster Financial Corp.	88,200	2,971,458
		33,145,873

Basic Materials (0.5%)
Ameron International Corp.	26,000	2,750,280

Building Materials (2.3%)
Comfort Systems USA, Inc.	374,300	4,398,025
Interface, Inc. Class A	233,400	4,070,496
Lennox International, Inc.	113,073	3,826,390
		12,294,911

Chemicals (3.6%)
Airgas, Inc.	83,400	4,126,632
Olin Corp.	174,000	3,643,560
Omnova Solutions, Inc. (NON)	568,700	2,928,805
RPM, Inc.	163,100	3,107,055
Spartech Corp.	162,100	2,214,286
UAP Holding Corp.	102,320	3,060,391
		19,080,729

Commercial and Consumer Services (2.4%)
Aaron Rents, Inc. (S)	127,272	2,559,440
Advance America Cash Advance Centers, Inc.	152,700	1,392,624
CBIZ, Inc. (NON)	211,500	1,954,260
Maximus, Inc. (S)	61,100	2,382,900
URS Corp. (NON)	75,800	4,357,742
		12,646,966

Communications Equipment (0.7%)
Belden CDT, Inc. (S)	79,700	3,670,185

Computers (2.7%)
Agilysys, Inc.	213,311	2,962,890
Emulex Corp. (NON)	198,700	3,328,225
Monotype Imaging Holdings, Inc. (NON)	257,230	4,113,108
Smart Modular Technologies WWH, Inc. (NON)	444,400	3,732,960
		14,137,183

Conglomerates (1.5%)
AMETEK, Inc. (S)	115,500	5,082,000
Crane Co. (S)	65,070	2,924,246
		8,006,246

Construction (0.5%)
Drew Industries, Inc. (NON)	103,700	2,833,084

Consumer Finance (0.7%)

Capital Trust, Inc. Class A (R)	117,575	3,616,607

Consumer Goods (0.6%)
Prestige Brands Holdings, Inc. (NON)	380,900	3,195,751

Consumer Services (0.6%)
Stamps.com, Inc. (NON)	236,700	3,006,090

Distribution (0.9%)
Spartan Stores, Inc.	224,600	5,053,500

Electric Utilities (2.6%)
Black Hills Corp. (S)	72,646	3,026,432
UIL Holdings Corp. (S)	96,200	3,445,884
UniSource Energy Corp.	87,000	2,690,910
Westar Energy, Inc. (S)	175,100	4,536,841
		13,700,067

Electrical Equipment (0.6%)
WESCO International, Inc. (NON)	77,700	3,145,296

Electronics (5.9%)
Avnet, Inc. (NON)	83,638	2,885,511
Benchmark Electronics, Inc. (NON) (S)	149,549	2,684,405
General Cable Corp. (NON) (S)	58,267	4,333,899
Mentor Graphics Corp. (NON)	230,700	2,512,323
Microsemi Corp. (NON) (S)	136,400	3,120,832
MoSys, Inc. (NON) (S)	272,088	1,588,994
Park Electrochemical Corp.	132,857	3,912,639
Technitrol, Inc.	136,600	3,656,782
TTM Technologies, Inc. (NON) (S)	268,000	3,240,120
X-Rite, Inc. (NON) (S)	254,800	3,167,164
		31,102,669

Energy (2.5%)
Exterran Holdings, Inc. (NON) (S)	43,300	3,465,732
GulfMark Offshore, Inc. (NON)	130,600	5,803,864
Tidewater, Inc. (S)	86,000	4,204,540
		13,474,136

Entertainment (0.3%)
Carmike Cinemas, Inc. (S)	119,000	1,404,200

Financial (0.9%)
Advanta Corp. Class B	258,300	2,585,583
Financial Federal Corp.	107,800	2,381,302
		4,966,885

Food (1.8%)
Chiquita Brands International, Inc. (NON) (S)	30,600	587,214
Ruddick Corp. (S)	173,300	6,202,407
Weiss Markets, Inc.	63,800	2,610,696
		9,400,317

Forest Products and Packaging (1.0%)
Grief, Inc. Class A (S)	57,600	3,402,432
Universal Forest Products, Inc. (S)	62,779	1,796,107
		5,198,539

Health Care Services (3.3%)
AMERIGROUP Corp. (NON) (S)	120,500	4,141,585
AMN Healthcare Services, Inc. (NON) (S)	165,836	2,799,312
Healthspring, Inc. (NON) (S)	253,980	4,800,222
Hooper Holmes, Inc. (NON)	1,206,800	1,967,084
Pediatrix Medical Group, Inc. (NON)	58,700	3,795,542
		17,503,745

Household Furniture and Appliances (0.8%)
Tempur-Pedic International, Inc. (S)	135,011	4,008,477

Insurance (8.7%)
American Equity Investment Life Holding Co.	489,800	4,413,098
FBL Financial Group, Inc. Class A	103,697	3,844,048
Infinity Property & Casualty Corp.	89,400	3,494,646
Landamerica Financial Group, Inc.	54,600	1,437,072
Navigators Group, Inc. (NON)	87,041	5,109,307
Philadelphia Consolidated Holding Corp. (NON)	110,100	4,688,058
Phoenix Companies, Inc. (The)	252,500	3,035,050
Presidential Life Corp.	223,200	3,847,968
Safety Insurance Group, Inc.	109,800	4,008,798
Selective Insurance Group	205,298	4,842,980
State Auto Financial Corp.	123,100	3,432,028
Zenith National Insurance Corp.	100,900	4,240,827
		46,393,880

Investment Banking/Brokerage (2.0%)

MCG Capital Corp.	272,900	3,083,770
Pzena Investment Management, Inc. Class A (NON) (S)	83,850	1,064,895
SWS Group, Inc.	168,600	2,286,216
TradeStation Group, Inc. (NON)	352,500	4,205,325
		10,640,206

Leisure (0.4%)
Arctic Cat, Inc. (S)	174,888	1,866,055

Machinery (0.9%)
Applied Industrial Technologies, Inc.	96,400	2,912,244
Imation Corp.	103,800	2,083,266
		4,995,510

Manufacturing (1.2%)
EnPro Industries, Inc. (NON) (S)	93,700	2,867,220
Gehl, Co. (NON)	45,100	731,071
Smith (A.O.) Corp.	73,500	2,601,165
		6,199,456

Media (0.5%)
Journal Communications, Inc. Class A	286,000	2,602,600

Medical Technology (2.8%)
Cutera, Inc. (NON)	164,980	2,497,797
Datascope Corp.	74,100	2,711,319
Hanger Orthopedic Group, Inc. (NON)	234,960	2,457,682
PSS World Medical, Inc. (NON) (S)	190,800	3,659,544
Vital Signs, Inc. (S)	64,428	3,408,885
		14,735,227

Metal Fabricators (1.2%)
Mueller Industries, Inc.	104,600	3,162,058
USEC, Inc. (NON) (S)	361,300	2,966,273
		6,128,331

Metals (2.6%)
Haynes International, Inc. (NON)	45,400	3,836,754
Quanex Corp. (S)	107,925	5,400,567
Steel Dynamics, Inc.	92,800	4,668,768
		13,906,089

Natural Gas Utilities (2.2%)
Energen Corp.	66,600	4,245,084
Laclede Group, Inc. (The)	98,500	3,389,385
Southwest Gas Corp.	147,100	4,254,132
		11,888,601

Office Equipment & Supplies (0.6%)
Ennis Inc.	161,600	2,966,976

Oil & Gas (3.9%)
Cabot Oil & Gas Corp. Class A	115,700	3,982,394
Energy Partners, Ltd. (NON)	265,600	3,288,128
Pioneer Drilling Co. (NON)	294,900	3,512,259
St. Mary Land & Exploration Co. (S)	135,300	5,317,290
Swift Energy Co. (NON) (S)	109,900	4,452,049
		20,552,120

Pharmaceuticals (1.0%)
Owens & Minor, Inc.	56,200	2,206,974
Sciele Pharma, Inc. (NON) (S)	151,610	3,383,935
		5,590,909

Publishing (0.3%)
GateHouse Media, Inc. (S)	221,790	1,818,678

Real Estate (5.8%)
Arbor Realty Trust, Inc (R)	217,700	3,722,670
Deerfield Triarc Capital Corp. (R)	361,300	2,713,363
DiamondRock Hospitality Co. (R)	205,410	3,557,701
Entertainment Properties Trust (R)	71,172	3,792,756
Getty Realty Corp. (R)	165,800	4,496,496
Gramercy Capital Corp. (R)	108,300	2,575,374
Hersha Hospitality Trust (R)	300,600	3,060,108
M/I Schottenstein Homes, Inc.	96,800	970,904
National Health Investors, Inc. (R)	97,700	2,776,634
NorthStar Realty Finance Corp. (R)	318,575	2,921,333
		30,587,339

Retail (4.8%)
Cache, Inc. (NON)	195,590	2,618,950
CSK Auto Corp. (NON) (S)	221,983	2,164,334
EZCORP, Inc. Class A (NON)	182,046	2,286,498
Haverty Furniture Cos., Inc. (S)	244,600	2,079,100
Jos. A. Bank Clothiers, Inc. (NON) (S)	124,600	3,225,894

Nash Finch Co.	22,600	806,594
Nautilus, Inc. (S)	330,120	1,898,190
Stage Stores, Inc.	186,200	3,150,504
Toro Co. (The)	63,300	3,522,645
Wolverine World Wide, Inc.	147,100	3,643,667
		25,396,376

Semiconductor (3.4%)
Brooks Automation, Inc. (NON)	242,684	3,259,246
Cohu, Inc.	153,364	2,400,147
GSI Group, Inc. (Canada) (NON)	320,855	3,099,459
Pericom Semiconductor Corp. (NON)	132,500	2,195,525
Standard Microsystems Corp. (NON)	113,522	4,003,921
Ultra Clean Holdings (NON)	217,010	3,118,434
		18,076,732

Shipping (0.5%)
Arkansas Best Corp. (S)	110,300	2,514,840

Software (0.9%)
Chordiant Software, Inc. (NON)	153,600	1,540,608
Parametric Technology Corp. (NON)	210,900	3,522,030
		5,062,638

Staffing (0.9%)
Gevity HR, Inc.	163,500	694,875
Kforce, Inc. (NON)	71,280	773,388
MPS Group, Inc. (NON)	312,000	3,463,200
		4,931,463

Technology (1.1%)
CACI International, Inc. Class A (NON) (S)	79,900	3,626,661
EMS Technologies, Inc. (NON)	85,300	2,483,083
		6,109,744

Technology Services (0.9%)
United Online, Inc.	306,900	4,615,776

Telecommunications (4.9%)
Alaska Communications Systems Group, Inc.	200,000	3,000,000
Brightpoint, Inc. (NON) (S)	328,130	5,450,239
Centennial Communications Corp. (NON)	401,200	3,570,680
Consolidated Communications Holdings, Inc.	98,700	1,587,096
Earthlink, Inc. (NON)	486,010	3,300,008
GeoEye, Inc. (NON)	160,900	5,103,748
Gilat Satellite Networks, Ltd. (Israel) (NON)	384,800	4,098,120
		26,109,891

Textiles (0.7%)
Phillips-Van Heusen Corp. (S)	70,700	2,999,094
Unifirst Corp.	19,295	721,052
		3,720,146

Total common stocks (cost $469,267,089)		$532,469,603

SHORT-TERM INVESTMENTS (18.9%)(a) (cost $100,334,857)
	Principal
	amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.40% to 5.44% and
due dates ranging from December 3, 2007 to
January 29, 2008 (d)	$100,608,389	$100,334,857

TOTAL INVESTMENTS

Total investments (cost $569,601,946) (b)		$632,804,460

NOTES

(a) Percentages indicated are based on net assets of $530,153,920.

(b) The aggregate identified cost on a tax basis is $570,146,493, resulting in gross unrealized appreciation and depreciation of $131,499,920 and $68,841,953, respectively, or net unrealized appreciation of $62,657,967.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2007, the value of securities loaned amounted to $97,258,518. The fund received cash collateral of $100,334,857 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $27,272 for the period ended November 30, 2007. During the period ended November 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $29,891,434 and $29,891,434, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2008